Equity reserves - Schedule of detailed information about restricted share units (Details) - RSUs [Member] - Share Share in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance	70	217
Granted	1,888	0
Exercised	(599)	(83)
Forfeited	(54)	(64)
Ending balance	1,305	70